Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 17,905,262	$ 12,779,781
Restricted cash		8,519	5,761,294
Trade accounts receivables		32,466,688	27,811,813
Inventories		8,259,002	9,758,071
Other receivables, net		5,196,109	2,419,671
Advances to suppliers		98,359	433,140
Other current assets		292,995	745,477
Total current assets		64,556,192	59,709,247
NON-CURRENT ASSETS
Property and equipment, net		5,723	8,931
Intangible assets, net		3,002,053	3,302,961
Goodwill		1,463,733	1,463,733
Total non-current assets		4,471,509	4,775,625
Total assets		69,027,701	64,484,872
CURRENT LIABILITIES
Accounts payable		22,757,939	19,666,664
Notes payable	[1]	22,669	10,386,612
Other payables		2,752,548	2,319,139
Customer deposits		364,150	264,068
Taxes payable		1,790,902	1,521,546
Accrued liabilities		206,502	196,210
Total current liabilities		27,894,710	34,356,369
NON-CURRENT LIABILITIES
Deferred tax liabilities		356,353	492,121
Total non-current liabilities		356,353	492,121
Total liabilities		28,251,063	34,848,490
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares; $0.15 par value; 240,000,000 shares authorized; 887,271 and 39,033 shares issued and outstanding as of March 31, 2026 and 2025, respectively	[2]	133,091	5,855
Preferred shares; $0.001 par value; 10,000,000 shares authorized; nil issued and outstanding as of March 31, 2026 and 2025
Additional paid-in capital		103,898,531	93,142,510
Statutory reserves
Accumulated deficit		(64,563,201)	(63,312,779)
Accumulated other comprehensive income		1,308,217	(199,204)
Total shareholders’ equity		40,776,638	29,636,382
Total liabilities and shareholders’ equity		69,027,701	64,484,872
Related Party
CURRENT ASSETS
Due from related parties		329,258
CURRENT LIABILITIES
Due to related parties			$ 2,130

[1]	As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB.
[2]	All share numbers and share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.